Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-40771

                              COMSTOCK FUNDS, INC.

                             COMSTOCK STRATEGY FUND
                           COMSTOCK CAPITAL VALUE FUND

                          SUPPLEMENT DATED MAY 1, 2007
                     TO THE PROSPECTUS DATED AUGUST 28, 2006

THE FOLLOWING SUPERSEDES THE INFORMATION IN THE AVERAGE ANNUAL TOTAL RETURNS TABLES IN THE PROSPECTUS.

COMSTOCK STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURNS*                               PAST           PAST        PAST TEN
(FOR THE PERIODS ENDED DECEMBER 31, 2005)                 ONE YEAR      FIVE YEARS       YEARS
----------------------------------------                  --------      ----------       -----
Class A Shares
    Return Before Taxes................................    (15.46)%       (5.32)%        (7.04)%
    Return After Taxes on Distributions................    (15.96)%       (6.14)%        (8.42)%
    Return After Taxes on Distributions
    and Sale of Fund Shares ...........................    (10.04)%       (4.84)%        (6.10)%
Class C Shares**

    Return Before Taxes................................    (11.20)%       (4.89)%        (7.15)%
S&P 500 Composite Stock Price Index+...................      4.91%         0.54%          9.07%
Lehman Brothers Government/Corporate Bond Index++.2.37%      6.11%         6.17%
Blended Index (containing 65% Lehman Brothers
Govt./Corp. Bond Index and 35% S&P 500 Composite ......
    Stock Price Index).................................      4.02%         2.49%          8.06%
-------------

* The performance for the Class A Shares reflects the deduction of the maximum front-end sales load of 5.75% which went into effect on May 1, 2007. Prior thereto, the maximum front-end sales load had been 4.50%. The performance for Class C Shares reflects the deduction of the applicable contingent deferred sales charge. The Fund no longer offers Class O Shares, except in connection with the reinvestment of dividends on outstanding Class O Shares.
**   Class C Shares were introduced on August 1, 1995.
+ The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The index figures do not reflect any deduction for fees, expenses, or taxes.
++   The  Lehman  Brothers  Government/Corporate  Bond  Index  is  an  unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index figures do not reflect any deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.

COMSTOCK CAPITAL VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS*                               PAST           PAST        PAST TEN
(FOR THE PERIODS ENDED DECEMBER 31, 2005)                 ONE YEAR      FIVE YEARS       YEARS
-----------------------------------------                 --------      ----------       -----
Class A Shares
    Return Before Taxes................................    (16.14)%       (3.58)%       (9.94)%
    Return After Taxes on Distributions................    (16.70)%       (4.09)%      (21.30)%
    Return After Taxes on Distributions.............
    and Sale of Fund Shares ...........................    (10.49)%       (3.26)%      (15.57)%
Class B Shares**
    Return Before Taxes................................    (11.86)%       (3.26)%      (10.10)%
Class C Shares***
    Return Before Taxes................................    (11.96)%       (3.18)%      (10.03)%
Class R Shares***
    Return Before Taxes................................    (11.18)%       (2.39)%       (9.19)%
S&P 500 Composite Stock Price Index+...................      4.91%         0.54%         9.07%

-----------
* The performance for Class A Shares reflects the deduction of the maximum front-end sales load of 5.75% which went into effect on May 1, 2007. Prior thereto, the maximum front-end sales load had been 4.50%. The performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales charge. On July 25, 1996, the Fund became the successor to the Dreyfus Capital Value Fund. Performance prior to this date reflects the performance of the Dreyfus Capital Value Fund.
**   Class B Shares were introduced on January 15, 1993.
***  Class C and Class R Shares were introduced on August 22, 1995.
+ The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The index figures do not reflect any deduction for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the differences in expenses.

THE FOLLOWING SUPERSEDES THE INFORMATION REGARDING THE FEES AND EXPENSES OF THE FUND IN THE PROSPECTUS.

COMSTOCK STRATEGY FUND

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                                 CLASS A     CLASS C
SHAREHOLDER FEES (fees paid directly from your investment):                      SHARES      SHARES
                                                                                 ------      ------
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price).....................................       5.75%(1)     0%
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price)(2) ...............................       None(3)      1.00%(4)
Redemption Fees (as a percentage of amount redeemed for shares held
7 days or less) payable to the Fund........................................       2.00%        2.00%

The costs of operating the Fund are deducted from the Fund's assets, which means that Fund shareholders pay them directly.

                                                                                 CLASS A     CLASS C
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):    SHARES      SHARES
                                                                                 ------      ------
Management Fees.................................................................. 0.85%       0.85%
Service and Distribution (Rule 12b-1) Fees(5).................................... 0.25%       1.00%
Other Expenses................................................................... 1.53%       1.53%
                                                                                 -----       -----

Total Annual Fund Operating Expenses............................................  2.63%        3.38%
                                                                                 =====       ======

---------------------------
(1)  The sales charge declines as the amount invested increases.
(2) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within eighteen months of such purchase may be subject to a deferred sales charge of 1.00%.
(4) A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXPENSE EXAMPLE: This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                    ------     -------      -------     --------
CLASS A SHARES
   - assuming redemption..........    $826       $1,345       $1,890      $3,368
   - assuming no redemption......     $826       $1,345       $1,890      $3,368
CLASS C SHARES
   - assuming redemption.........     $441       $1,039       $1,760      $3,667
   - assuming no redemption.....      $341       $1,039       $1,760      $3,667

COMSTOCK CAPITAL VALUE FUND

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                  CLASS A    CLASS B    CLASS C    CLASS R
SHAREHOLDER FEES (fees paid directly from your investment):       SHARES     SHARES     SHARES     SHARES
                                                                  ------     ------     ------     ------
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price).........................    5.75%(1)   0%         0%         0%
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price)(2) ...................    None(3)    4.00%(4)   1.00%(4)   0%
Redemption Fees (as a percentage of amount redeemed for
shares held 7 days or less) payable to the Fund................    2.00%      2.00%      2.00%      2.00%

The costs of operating the Fund are deducted from the Fund's assets, which means that Fund shareholders pay them directly.

                                                                  CLASS A    CLASS B    CLASS C    CLASS R
ANNUAL FUND OPERATING EXPENSES                                    SHARES     SHARES     SHARES     SHARES
                                                                  ------     ------     ------     ------
(expenses that are deducted from Fund assets):
Management Fees..............................................       1.00%      1.00%      1.00%     1.00%
Service and Distribution (Rule 12b-1) Fees...................       0.25%(5)   1.00%(5)   1.00%(5)  None
Other Expenses...............................................       0.95%      0.96%      0.95%     0.95%
                                                                   -----      -----      -----     -----
Total Annual Fund Operating Expenses.........................       2.20%      2.96%      2.95%     1.95%
                                                                   =====      =====      =====     =====

---------------------------
(1)  The sales charge declines as the amount invested increases.
(2) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B, and Class C Shares.
(3) If no sales charge was paid at the time of purchase as part of an investment that is greater than $1,000,000, shares redeemed within eighteen months of such purchase may be subject to a deferred sales charge of 1.00%.
(4) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C shares within twelve months after purchase.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXPENSE EXAMPLE: This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year, and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS     5 YEARS     10 YEARS
                                    ------   -------     -------     --------
CLASS A SHARES
   - assuming redemption..........    $785   $1,224      $1,687      $2,963
   - assuming no redemption......     $785   $1,224      $1,687      $2,963
CLASS B SHARES
   - assuming redemption.........     $699   $1,215      $1,757      $2,939
   - assuming no redemption.....      $299     $915      $1,557      $2,939
CLASS C SHARES
   - assuming redemption.........     $398     $913      $1,552      $3,271
   - assuming no redemption.....      $298     $913      $1,552      $3,271
CLASS R SHARES
   - assuming redemption.........     $198     $612      $1,052      $2,275
   - assuming no redemption.....      $198     $612      $1,052      $2,275

THE FOLLOWING REPLACES THE SECTION "CLASS A SHARES (STRATEGY FUND AND CAPITAL VALUE FUND)" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

CLASS A SHARES (STRATEGY FUND AND CAPITAL VALUE FUND)

The initial sales charge is deducted directly from the money you invest. As the table that follows shows, the charge is lower the more you invest. The public offering price of Class A Shares is the net asset value plus the initial sales charge. The applicable Fund receives the net asset value.

The following chart shows the sales charges imposed on Class A Shares at the time of purchase for both the Strategy Fund and the Capital Value Fund:

                                                                 TOTAL SALES CHARGE (CLASS A SHARES)
                                                                 -----------------------------------
                                                                                              REALLOWANCE
                                                AS % OF THE            AS % OF                    TO
AMOUNT OF INVESTMENT                          OFFERING PRICE*       AMOUNT INVESTED          BROKER-DEALERS
--------------------                          --------------------------------------------------------------
Less than $50,000...........................        5.75%                 6.10%                   5.00%
$50,000 but under $100,000..................        4.75%                 4.99%                   4.00%
$100,000 but under $250,000.................        3.75%                 3.90%                   3.00%
$250,000 but under $500,000.................        2.75%                 2.83%                   2.25%
$500,000 but under $1 million...............        2.00%                 2.04%                   1.75%
$1 million but under $2 million.............        0.00%**               0.00%                   1.00%
$2 million but under $5 million.............        0.00%**               0.00%                   0.50%
$5 million or more..........................        0.00%**               0.00%                   0.25%
------------------------------
*      Includes front-end sales load.
**     Subject to a 1% CDSC for eighteen  months after  purchase if no front-end sales charge was paid at the time of purchase.

There is no sales charge for investments in Class A Shares of $1 million or more, except that you will pay a deferred sales charge of 1% if you purchase $1 million or more of Class A Shares without a sales load and you redeem all or part of your shares within eighteen months after purchase. No sales charge is imposed on reinvestment of distributions if you select that option in advance of the distribution. Gabelli & Company, Inc., the Funds' distributor, may pay a dealer concession of up to 1% on investments made with no initial sales charge. The fee may be waived if no dealer concession is paid.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION "BREAKPOINTS OR VOLUME DISCOUNTS" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $50,000 or more in Class A Shares of the Fund, you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC may apply if shares are redeemed within eighteen months after purchase.

THE FOLLOWING REPLACES THE SECTION "COMPARING SHARE CLASSES" UNDER THE "CLASSES OF SHARES" SECTION OF THE PROSPECTUS.

COMPARING SHARE CLASSES

The table below summarizes the sales charges and fees applicable to each class of shares.

---------------------------------------------------------------------------------------------------------------
                                 CLASS A                 CLASS B                 CLASS C              CLASS R
                              (BOTH FUNDS)      (CAPITAL VALUE FUND ONLY)     (BOTH FUNDS)         (CAPITAL VALUE
                                                                                                     FUND ONLY)
--------------------------------------------------------------------------------------------------------------
Front-End Sales Load?  Yes. The percentage    No.                               No.                     No.
                       declines as the
                       amount invested
                       increases.
---------------------------------------------------------------------------------------------------------------
Contingent Deferred    No, except for         Yes, for shares                   Yes, for shares         No.
Sales Charge?          shares redeemed        redeemed within                   redeemed within
                       within eighteen        seventy-two months                twelve months after
                       months after purchase  after purchase.                   purchase.
                       as part of an          Declines over time.
                       investment greater
                       than $1 million if no
                       front-end sales
                       charge was paid at
                       the time of purchase.
----------------------------------------------------------------------------------------------------------------
12b-1 Fee              0.25%                  1.00%                             1.00%                   None.
----------------------------------------------------------------------------------------------------------------
Convertible to Another No.                    Yes.  Automatically               No.                     No.
Class?                                        converts to Class A
                                              Shares approximately
                                              seventy-two months
                                              after purchase.
-----------------------------------------------------------------------------------------------------------------